BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Details) $ in Thousands, $ in Millions			12 Months Ended
		Oct. 05, 2011 USD ($)	Dec. 31, 2017 ARS ($)		Dec. 31, 2016 ARS ($)		Dec. 31, 2015 ARS ($)	Dec. 31, 2017 USD ($)	Aug. 08, 2017 ARS ($)
Technical, financial and operational assistance agreement [abstract]
Compensation for key management member			$ 52,643		$ 39,409
Balances and transactions with related parties [abstract]
Accounts receivable			24,679		117,716
Accounts payable			994,024		889,546
Costs [Abstract]
Gas purchase and others			182,560		277,603		$ 153,467
Compensation for technical assistance			354,518		168,008		52,481
Revenue for administrative services			1,489		122		122
Financial Results [Abstract]
Interest expenses			65,076		24,464
Interest earned							11,348
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding			0		0		324,390
Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			49,977		37,484		28,857
Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			57,234		368,528		337,782
Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			76,281		182,185		102,598
Compania Mega S.A. [Member]
Costs [Abstract]
Gas purchase and others					0	[1]	0
Compensation for technical assistance					0	[1]	0
Revenue for administrative services					0	[1]	0
Financial Results [Abstract]
Interest expenses	[1]				0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Compania Mega S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					1,641	[1]	1,176
Compania Mega S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					82,590	[1]	63,591
Compania Mega S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					17	[1]	30
Petrobras Global Trading BV [Member]
Costs [Abstract]
Gas purchase and others							0
Compensation for technical assistance							0
Revenue for administrative services							0
Financial Results [Abstract]
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Petrobras Global Trading BV [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							0
Petrobras Global Trading BV [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							44,058
Petrobras Global Trading BV [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							0
Braskem Netherlands B.V. [Member]
Costs [Abstract]
Gas purchase and others					0	[1]	0
Compensation for technical assistance					0	[1]	0
Revenue for administrative services					0	[1]	0
Financial Results [Abstract]
Interest expenses	[1]				0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Braskem Netherlands B.V. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0	[1]	0
Braskem Netherlands B.V. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					19,511	[1]	132,101
Braskem Netherlands B.V. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0	[1]	0
Petroleo Brasileiro [Member]
Costs [Abstract]
Gas purchase and others					0	[1]	0
Compensation for technical assistance					0	[1]	0
Revenue for administrative services					0	[1]	0
Financial Results [Abstract]
Interest expenses	[1]				0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Petroleo Brasileiro [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0	[1]	0
Petroleo Brasileiro [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					265,236	[1]	95,618
Petroleo Brasileiro [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0	[1]	0
Petrolera Pampa S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			0		0
Accounts payable			0		2,634
Costs [Abstract]
Gas purchase and others			24,850		165,771		41,332
Compensation for technical assistance			0		0		0
Revenue for administrative services			0		0		0
Financial Results [Abstract]
Interest expenses			0		0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Petrolera Pampa S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
Petrolera Pampa S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
Petrolera Pampa S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
Refinor S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			0		0
Accounts payable			3,534		0
Costs [Abstract]
Gas purchase and others			3,534
Compensation for technical assistance			0
Revenue for administrative services			0
Financial Results [Abstract]
Interest expenses			0
Refinor S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
Refinor S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
Refinor S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
Pampa Comercializadora S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			1,882		943
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			0		0
Compensation for technical assistance			0		0
Revenue for administrative services			0		0
Financial Results [Abstract]
Interest expenses			0		0
Pampa Comercializadora S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			6,647		3,603
Pampa Comercializadora S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Pampa Comercializadora S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Petrolera Entre Lomas S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			0		17
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			11,017		24,740
Compensation for technical assistance			0		0
Revenue for administrative services			0		0
Financial Results [Abstract]
Interest expenses			0		0
Petrolera Entre Lomas S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Petrolera Entre Lomas S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Petrolera Entre Lomas S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		188
WEB S.A. [Member]
Costs [Abstract]
Gas purchase and others					3,325
Compensation for technical assistance					0
Revenue for administrative services					0
Financial Results [Abstract]
Interest expenses					0
WEB S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0
WEB S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0
WEB S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues					0
Oleoductos del Valle S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			1,338		297
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			0		0
Compensation for technical assistance			0		0
Revenue for administrative services			0		0
Financial Results [Abstract]
Interest expenses			0		0
Oleoductos del Valle S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			4,618		2,418
Oleoductos del Valle S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Oleoductos del Valle S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			958		0
Petrouruguay S.A. [Member]
Costs [Abstract]
Gas purchase and others	[1]				0
Compensation for technical assistance	[1]				0
Revenue for administrative services	[1]				0
Financial Results [Abstract]
Interest expenses	[1]				0
Petrouruguay S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues	[1]				551
Petrouruguay S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues	[1]				51
Petrouruguay S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues	[1]				0
Central Termica Piedrabuena S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			5,189		1,224
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			0		0
Compensation for technical assistance			0		0
Revenue for administrative services			0		0
Financial Results [Abstract]
Interest expenses			0		0
Central Termica Piedrabuena S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			11,031		7,618
Central Termica Piedrabuena S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Central Termica Piedrabuena S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Central Temica Loma La Lata S.A. [Member]
Costs [Abstract]
Gas purchase and others			0
Compensation for technical assistance			0
Revenue for administrative services			0
Financial Results [Abstract]
Interest expenses			0
Central Temica Loma La Lata S.A. [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
Central Temica Loma La Lata S.A. [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
Central Temica Loma La Lata S.A. [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			244
Transener S.A. [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			30		727
Accounts payable			0		0
Experta ART [Member]
Costs [Abstract]
Gas purchase and others			7,326		2,346
Compensation for technical assistance			0		0
Revenue for administrative services			0		0
Financial Results [Abstract]
Interest expenses			0		0
Experta ART [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Experta ART [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Experta ART [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0
Link [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			520		425
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			0		0		0
Compensation for technical assistance			0		0		0
Revenue for administrative services			0		0		0
Financial Results [Abstract]
Interest expenses			0		0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Link [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
Link [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
Link [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			4,587		3,924		3,087
EGS [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			0		0
Accounts payable			460		602
TGU [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			0		0
Accounts payable			$ 2,968		2,529
CTG [Member]
Technical, financial and operational assistance agreement [abstract]
Cash payments for acquisition									$ 100
Petrobras Argentina [Member]
Costs [Abstract]
Gas purchase and others							112,135
Compensation for technical assistance							52,481
Revenue for administrative services							0
Financial Results [Abstract]
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
Petrobras Argentina [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							27,681
Petrobras Argentina [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							2,414
Petrobras Argentina [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues							99,481
Pampa Energia [Member]
Technical, financial and operational assistance agreement [abstract]
Technical assistance agreement term renewal			3 years
Percentage of annual comprehensive profits for providing operation and maintenance services			7.00%
Loan granted to related party		$ 26.0
Automatic renewal period of additional term			1 year
Interest rate			6.80%					6.80%
Balances and transactions with related parties [abstract]
Accounts receivable			$ 15,681		114,039
Accounts payable			987,062	[2]	883,781	[2]		$ 3.0
Financial lease			891,365		848,181
Costs [Abstract]
Gas purchase and others			135,833		81,421	[3]	0
Compensation for technical assistance			354,518		168,008	[3]	0
Revenue for administrative services			0		0	[3]	0
Financial Results [Abstract]
Interest expenses			65,076		24,464	[3]
Interest earned							11,348
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding	[4]						324,390
Pampa Energia [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			27,681		21,653	[3]	0
Pampa Energia [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			57,234		1,140	[3]	0
Pampa Energia [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			70,492		178,056	[3]	0
UT [Member]
Costs [Abstract]
Gas purchase and others			0
Compensation for technical assistance			0
Revenue for administrative services			1,397
Financial Results [Abstract]
Interest expenses			0
UT [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
UT [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
UT [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0
CIESA [Member]
Balances and transactions with related parties [abstract]
Accounts receivable			39		44
Accounts payable			0		0
Costs [Abstract]
Gas purchase and others			0		0		0
Compensation for technical assistance			0		0		0
Revenue for administrative services			92		122		122
Financial Results [Abstract]
Interest expenses			0		0
Interest earned							0
Other Operating Income [Abstract]
Acquisition of the rights of the arbitration proceeding							0
CIESA [Member] | Natural Gas Transportation [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
CIESA [Member] | Production and Commercialization of Liquids [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			0		0		0
CIESA [Member] | Other Services [Member]
Detail of Significant Transactions with Related Parties [abstract]
Revenues			$ 0		$ 0		$ 0

[1]	As of July 27, 2016, those companies are not considered as related parties due to the acquisition of P etrobras Argentina shares by P ampa Energia as described in Note 1.
[2]	Accounts payable includes Ps. 891,365 and Ps. 848,181 corresponding to the financial leasing recorded as "Loans" as of December 31, 2017 and 2016, respectively.
[3]	Until July, 27, 2016 includes transactions with P etrobras Argentina S.A. From that date, as a consequence of the merger between P ampa Energia and P etrobras Argentina, includes transactions with both parties.
[4]	See Note 17.a).